Segments - Schedule of Sales Attributed to Geographical Areas Based on Location of Sales and Long-lived Assets Attributed to Geographical Areas Based on Asset Location (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	$ 1,122,401	$ 1,305,493	$ 1,340,935	$ 1,359,132	$ 1,245,111	$ 1,308,959	$ 1,361,759	$ 1,391,585	$ 5,127,961	$ 5,307,414	$ 5,451,909
Long-lived assets	556,697				606,427				556,697	606,427	633,272
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers									663,425	665,801	683,570
Long-lived assets	65,329				73,932				65,329	73,932	84,992
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers									3,066,581	3,186,659	3,324,064
Long-lived assets	383,311				431,494				383,311	431,494	449,834
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers									1,196,163	1,214,093	1,200,747
Long-lived assets	99,654				92,691				99,654	92,691	91,885
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers									201,792	240,861	243,528
Long-lived assets	$ 8,403				$ 8,310				$ 8,403	$ 8,310	$ 6,561